FINANCIAL INSTRUMENTS AND RELATED DISCLOSURES, The contractual maturities (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Assets liabilities contractual maturity [Abstract]
Minimum period to meet expected requirement for maintaining cash balance	45 days
Cash generated from operations	$ 63,281
Financial assets, contractual maturity	84,726	$ 80,556
Financial liabilities, contractual maturity	167,276	171,272
Net assets (liabilities), contractual maturity	(82,550)	(90,716)
Less Than 1 Year [Member]
Assets liabilities contractual maturity [Abstract]
Financial assets, contractual maturity	81,639	78,626
Financial liabilities, contractual maturity	78,690	83,952
Net assets (liabilities), contractual maturity	2,949	(5,326)
1 - 3 Years [Member]
Assets liabilities contractual maturity [Abstract]
Financial assets, contractual maturity	3,087	1,930
Financial liabilities, contractual maturity	33,756	33,830
Net assets (liabilities), contractual maturity	(30,669)	(31,900)
4 - 5 Years [Member]
Assets liabilities contractual maturity [Abstract]
Financial assets, contractual maturity	0	0
Financial liabilities, contractual maturity	54,830	53,490
Net assets (liabilities), contractual maturity	(54,830)	(53,490)
Lease liability [Member]
Assets liabilities contractual maturity [Abstract]
Financial liabilities, contractual maturity	103,309	95,616
Lease liability [Member] | Less Than 1 Year [Member]
Assets liabilities contractual maturity [Abstract]
Financial liabilities, contractual maturity	18,717	15,954
Lease liability [Member] | 1 - 3 Years [Member]
Assets liabilities contractual maturity [Abstract]
Financial liabilities, contractual maturity	29,762	27,136
Lease liability [Member] | 4 - 5 Years [Member]
Assets liabilities contractual maturity [Abstract]
Financial liabilities, contractual maturity	54,830	52,526
Long Term Other Borrowings [Member]
Assets liabilities contractual maturity [Abstract]
Financial liabilities, contractual maturity	10,462	13,591
Long Term Other Borrowings [Member] | Less Than 1 Year [Member]
Assets liabilities contractual maturity [Abstract]
Financial liabilities, contractual maturity	6,468	5,933
Long Term Other Borrowings [Member] | 1 - 3 Years [Member]
Assets liabilities contractual maturity [Abstract]
Financial liabilities, contractual maturity	3,994	6,694
Long Term Other Borrowings [Member] | 4 - 5 Years [Member]
Assets liabilities contractual maturity [Abstract]
Financial liabilities, contractual maturity	0	964
Line of Credit [Member]
Assets liabilities contractual maturity [Abstract]
Financial liabilities, contractual maturity	21,475	36,026
Line of Credit [Member] | Less Than 1 Year [Member]
Assets liabilities contractual maturity [Abstract]
Financial liabilities, contractual maturity	21,475	36,026
Line of Credit [Member] | 1 - 3 Years [Member]
Assets liabilities contractual maturity [Abstract]
Financial liabilities, contractual maturity	0	0
Line of Credit [Member] | 4 - 5 Years [Member]
Assets liabilities contractual maturity [Abstract]
Financial liabilities, contractual maturity	0	0
Trade and Other Payables [Member]
Assets liabilities contractual maturity [Abstract]
Financial liabilities, contractual maturity	26,291	19,870
Trade and Other Payables [Member] | Less Than 1 Year [Member]
Assets liabilities contractual maturity [Abstract]
Financial liabilities, contractual maturity	26,291	19,870
Trade and Other Payables [Member] | 1 - 3 Years [Member]
Assets liabilities contractual maturity [Abstract]
Financial liabilities, contractual maturity	0	0
Trade and Other Payables [Member] | 4 - 5 Years [Member]
Assets liabilities contractual maturity [Abstract]
Financial liabilities, contractual maturity	0	0
Due to Related Parties [Member]
Assets liabilities contractual maturity [Abstract]
Financial liabilities, contractual maturity	5,739	6,169
Due to Related Parties [Member] | Less Than 1 Year [Member]
Assets liabilities contractual maturity [Abstract]
Financial liabilities, contractual maturity	5,739	6,169
Due to Related Parties [Member] | 1 - 3 Years [Member]
Assets liabilities contractual maturity [Abstract]
Financial liabilities, contractual maturity	0	0
Due to Related Parties [Member] | 4 - 5 Years [Member]
Assets liabilities contractual maturity [Abstract]
Financial liabilities, contractual maturity	0	0
Deposits [Member]
Assets liabilities contractual maturity [Abstract]
Financial assets, contractual maturity	3,427	3,303
Deposits [Member] | Less Than 1 Year [Member]
Assets liabilities contractual maturity [Abstract]
Financial assets, contractual maturity	340	1,373
Deposits [Member] | 1 - 3 Years [Member]
Assets liabilities contractual maturity [Abstract]
Financial assets, contractual maturity	3,087	1,930
Deposits [Member] | 4 - 5 Years [Member]
Assets liabilities contractual maturity [Abstract]
Financial assets, contractual maturity	0	0
Trade Receivables [Member]
Assets liabilities contractual maturity [Abstract]
Financial assets, contractual maturity	53,436	63,025
Trade Receivables [Member] | Less Than 1 Year [Member]
Assets liabilities contractual maturity [Abstract]
Financial assets, contractual maturity	53,436	63,025
Trade Receivables [Member] | 1 - 3 Years [Member]
Assets liabilities contractual maturity [Abstract]
Financial assets, contractual maturity	0	0
Trade Receivables [Member] | 4 - 5 Years [Member]
Assets liabilities contractual maturity [Abstract]
Financial assets, contractual maturity	0	0
Other Receivables [Member]
Assets liabilities contractual maturity [Abstract]
Financial assets, contractual maturity	4,406	3,587
Other Receivables [Member] | Less Than 1 Year [Member]
Assets liabilities contractual maturity [Abstract]
Financial assets, contractual maturity	4,406	3,587
Other Receivables [Member] | 1 - 3 Years [Member]
Assets liabilities contractual maturity [Abstract]
Financial assets, contractual maturity	0	0
Other Receivables [Member] | 4 - 5 Years [Member]
Assets liabilities contractual maturity [Abstract]
Financial assets, contractual maturity	0	0
Due from Related Parties [Member]
Assets liabilities contractual maturity [Abstract]
Financial assets, contractual maturity	1,587	1,768
Due from Related Parties [Member] | Less Than 1 Year [Member]
Assets liabilities contractual maturity [Abstract]
Financial assets, contractual maturity	1,587	1,768
Due from Related Parties [Member] | 1 - 3 Years [Member]
Assets liabilities contractual maturity [Abstract]
Financial assets, contractual maturity	0	0
Due from Related Parties [Member] | 4 - 5 Years [Member]
Assets liabilities contractual maturity [Abstract]
Financial assets, contractual maturity	0	0
Cash and Cash Equivalents [Member]
Assets liabilities contractual maturity [Abstract]
Financial assets, contractual maturity	21,870	8,873
Cash and Cash Equivalents [Member] | Less Than 1 Year [Member]
Assets liabilities contractual maturity [Abstract]
Financial assets, contractual maturity	21,870	8,873
Cash and Cash Equivalents [Member] | 1 - 3 Years [Member]
Assets liabilities contractual maturity [Abstract]
Financial assets, contractual maturity	0	0
Cash and Cash Equivalents [Member] | 4 - 5 Years [Member]
Assets liabilities contractual maturity [Abstract]
Financial assets, contractual maturity	$ 0	$ 0